Consolidated Statements of (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Net earned insurance and reinsurance premiums	$ 1,542.5	$ 1,441.6	$ 1,262.3
Net investment income	35.4	84.7	71.4
Net realized investment gains	50.3	56.7	2.3
Net unrealized investment (losses) gains	3.5	80.6	(23.2)
Net foreign exchange (losses) gains	(49.2)	7.7	22.7
Revaluation of contingent consideration	(0.9)	(6.3)	9.6
Other revenue	42.7	55.1	112.7
Total revenues	1,624.3	1,720.1	1,457.8
Expenses
Loss and loss adjustment expenses	1,289.7	1,170.3	900.0
Insurance and reinsurance acquisition expenses	305.1	288.7	255.4
Other underwriting expenses	158.0	138.2	146.2
General and administrative expenses	119.0	109.8	77.9
Intangible asset amortization expenses	15.8	15.8	15.8
Impairment of intangible assets	0.0	0.0	8.0
Interest expense on debt	31.8	31.0	30.8
Total expenses	1,919.4	1,753.8	1,434.1
Pre-tax (loss) income	(295.1)	(33.7)	23.7
Income tax (expense)	(24.3)	(11.9)	(40.4)
Net (loss)	(319.4)	(45.6)	(16.7)
Less: Income attributable to non-controlling interests	(0.1)	(1.7)	(1.4)
Net (loss) attributable to Sirius Group	(319.5)	(47.3)	(18.1)
Change in carrying value of Series B preference shares	24.7	9.2	(36.4)
Add: Redemption of Series A redeemable preference shares	0.0	0.0	13.8
Less: Accrued dividends on Series A redeemable preference shares	0.0	0.0	(2.6)
Net (loss) attributable to Sirius Group's common shareholders	$ (294.8)	$ (38.1)	$ (43.3)
Net (loss) per common share and common share equivalent
Basic earnings per common share and common share equivalent (in dollars per share)	$ (2.56)	$ (0.33)	$ (0.36)
Diluted earnings per common share and common share equivalent (in dollars per share)	$ (2.56)	$ (0.37)	$ (0.36)
Weighted average number of common shares and common share equivalents outstanding:
Basic weighted average number of common shares and common share equivalents outstanding (in shares)	115,284,260	115,234,105	119,253,924
Diluted weighted average number of common shares and common share equivalents outstanding (in shares)	115,284,260	127,135,775	119,253,924